Net Revenues (Details) - Schedule of net revenues ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Revenue from External Customer [Line Items]
Net revenues	¥ 14,605	$ 2,120
Artificial intelligent education service [Member]
Revenue from External Customer [Line Items]
Net revenues	12,194	1,770
Artificial intelligent universe IAAS service [Member]
Revenue from External Customer [Line Items]
Net revenues	¥ 2,411	$ 350